Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events through the date that the financial statements were available to be issued. On April 6, 2026, the Company completed the sale of its Consolidated Aerospace Manufacturing ("CAM") business to Howmet Aerospace. Effective upon the closing date, certain participants in the Plan whose employment with Stanley Black & Decker, Inc. was terminated in connection with such sale became fully vested in their accounts under the Plan.